UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 72.3%
DWS Capital Growth Fund "Institutional" (a)	75,885	5,063,824
DWS Core Equity Fund "Institutional" (a)	293,171	6,276,796
DWS Diversified International Equity Fund "Institutional" (a)	204,660	1,504,248
DWS EAFE Equity Index Fund "Institutional" (a)	591,331	7,734,603
DWS Emerging Markets Equity Fund "Institutional" (a)	145,961	2,330,996
DWS Equity 500 Index Fund "Institutional" (a)	85,047	15,737,187
DWS Equity Dividend Fund "Institutional" (a)	36,293	1,420,127
DWS International Fund "Institutional" (a)	18,624	842,714
DWS Large Cap Value Fund "Institutional" (a)	87,765	1,849,216
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	87,196	733,317
DWS Small Cap Core Fund "S" (a)	140,524	3,213,783
DWS Technology Fund "Institutional"* (a)	33,645	556,826
DWS World Dividend Fund "Institutional" (a)	47,127	1,241,314

Total Equity - Equity Funds (Cost $40,210,186)		48,504,951
Equity - Exchange-Traded Funds 3.6%
iShares MSCI Canada Index Fund	13,255	367,561
SPDR Barclays Capital Convertible Securities Fund	31,660	1,386,708
Vanguard FTSE All World ex-U.S. Small-Cap Fund	7,005	660,992

Total Equity - Exchange-Traded Funds (Cost $2,149,222)		2,415,261
Fixed Income - Bond Funds 22.5%
DWS Core Fixed Income Fund "Institutional" (a)	560,490	5,560,061
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	215,865	675,658
DWS Enhanced Global Bond Fund "S" (a)	161,395	1,630,089
DWS Global Inflation Fund "Institutional" (a)	61,645	643,574
DWS High Income Fund "Institutional" (a)	202,278	1,013,415
DWS U.S. Bond Index Fund "Institutional" (a)	522,204	5,551,030

Total Fixed Income - Bond Funds (Cost $15,340,560)		15,073,827
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $660,908)	69,164	683,338
Fixed Income - Money Market Fund 0.1%
Central Cash Management Fund, 0.07% (a) (b) (Cost $71,851)	71,851	71,851

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,432,727) †	99.5	66,749,228
Other Assets and Liabilities, Net	0.5	361,919

Net Assets	100.0	67,111,147

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $58,949,806.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $7,799,422.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,842,719 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,043,297.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2013 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2013
DWS Capital Growth Fund	5,538,684	88,059	1,115,000	119,484	63,059	—	5,063,824
DWS Core Equity Fund	5,415,912	156,521	410,000	18,058	91,521	—	6,276,796
DWS Diversified International Equity Fund	2,948,172	73,662	1,845,000	97,363	73,662	—	1,504,248
DWS EAFE Equity Index Fund	2,667,394	4,489,881	—	—	159,881	—	7,734,603
DWS Emerging Markets Equity Fund	2,130,250	362,739	280,000	(30,263)	37,739	—	2,330,996
DWS Equity 500 Index Fund	11,904,011	3,874,465	2,275,000	121,713	254,465	—	15,737,187
DWS Equity Dividend Fund	4,149,885	68,117	3,055,000	636,952	68,117	—	1,420,127
DWS Global Growth Fund	818,690	9,136	912,028	78,253	9,136	—	—
DWS Global Small Cap Growth Fund	660,499	48,519	753,675	124,602	950	32,569	—
DWS International Fund	1,024,951	90,541	380,000	(24,840)	25,541	—	842,714
DWS Large Cap Value Fund	1,477,289	600,833	445,000	9,393	25,833	—	1,849,216
DWS Mid Cap Value Fund	677,923	—	694,415	58,595	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	743,695	25,000	(275)	43,695		733,317
DWS RREEF Real Estate Securities Fund	665,900	2,823	650,477	177,804	2,823	—	—
DWS Small Cap Core Fund	513,309	2,354,881	180,000	10,750	19,881	—	3,213,783
DWS Small Cap Growth Fund	1,469,236	—	1,513,545	369,525	—	—	—
DWS Small Cap Value Fund	1,901,757	22,948	2,011,014	249,116	10,324	12,624	—
DWS Technology Fund	1,465,584	—	885,000	249,076	—	—	556,826
DWS World Dividend Fund	734,184	391,035	—	—	26,035	—	1,241,314
DWS Core Fixed Income Fund	2,956,334	3,186,725	492,500	(1,655)	92,234	—	5,560,061
DWS Enhanced Commodity Strategy Fund	661,343	150,164	65,000	(20,013)	15,164	—	675,658
DWS Enhanced Emerging Markets Fixed Income Fund	336,902	23,155	372,374	35,444	3,155	—	—
DWS Enhanced Global Bond Fund	3,764,523	1,484,468	3,620,000	(22,533)	51,146	58,322	1,630,089
DWS Global Inflation Fund	—	783,045	85,000	(2,976)	1,699	11,346	643,574
DWS High Income Fund	829,903	441,065	285,000	3,574	49,043	2,022	1,013,415
DWS U.S. Bond Index Fund	3,296,503	3,012,765	527,500	(11,304)	94,450	87,849	5,551,030
DWS Disciplined Market Neutral Fund	992,527	75,000	405,000	2,678	—	—	683,338
Central Cash Management Fund	833,112	11,294,964	12,056,225	—	679	—	71,851
	59,834,777	33,829,206	35,338,753	2,248,521	1,220,232	204,732	64,333,967

(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$48,504,951	$—	$—	$48,504,951
Exchange-Traded Funds	2,415,261	—	—	2,415,261
Bond Funds	15,073,827	—	—	15,073,827
Market Neutral Fund	683,338	—	—	683,338
Money Market Funds	71,851	—	—	71,851
Total	$66,749,228	$—	$—	$66,749,228

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013